Supplemental Cashflow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cashflow Information [abstract]
Schedule of Changes in Liabilities Arising from Financing Activities

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Bank Loan	Loan and lease obligation	Interest rate swaps
As at January 1, 2017	$39,768	$3,034	$253
Amortization of transaction costs	103	-	-
Principal payments	-	(2,128)	-
Interest accrued	-	-	(25)
Change in fair value	-	-	(368)
As at January 1, 2018	39,871	906	(140)
Transaction cost	(1,338)	-	-
Loss on debt modifications	653	-	-
Amortization of transaction costs	116	-	-
Principal payments	-	(1,932)	-
Additions included as current	-	4,295	-
Additions included as non-current	30,000	5,497	-
Settlement of the swap	-	-	228
Change in fair value	-	-	(312)
As at December 31, 2018	$69,302	$8,766	$(224)